STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9%
Municipal Securities - 7.3%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,238,078
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,518,640
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		251,230
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		457,804
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		515,848
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		2,058,158
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	1.77	8/1/2023	2,000,000		2,065,805
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Ser. B	0.61	7/1/2025	1,500,000		1,495,855
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000		1,526,838
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. F	2.03	2/15/2023	500,000		512,892
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		1,014,964
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,500,166
The Rutgers University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		1,016,126
Virginia Resources Authority, Revenue Bonds, Refunding, Ser. C	1.89	11/1/2022	500,000		511,986
				16,684,390
U.S. Government Agencies Collateralized Mortgage Obligations - 14.3%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	79,965	[b]	82,780
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	111,525	[b]	114,545
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	247,973	[b]	257,369
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	690,178	[b]	722,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 14.3% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	487,859	[b]	510,689
Federal Home Loan Mortgage Corp., REMIC, Ser. 3726, Cl. KG	2.50	4/15/2025	10,467	[b]	10,474
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	644,837	[b]	679,682
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	1,445,802	[b]	1,529,430
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	971,539	[b]	1,030,826
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	1,494,319	[b]	1,555,721
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	1,164,775	[b]	1,241,224
Federal Home Loan Mortgage Corp., REMIC, Ser. 3942, Cl. AC	2.00	10/15/2021	17,285	[b]	17,323
Federal Home Loan Mortgage Corp., REMIC, Ser. 3945, Cl. A	3.00	3/15/2026	126,174	[b]	128,054
Federal Home Loan Mortgage Corp., REMIC, Ser. 3952, Cl. MA	3.00	11/15/2021	86,390	[b]	86,687
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	573,903	[b]	603,542
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	110,368	[b]	112,669
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	2,403,355	[b]	2,459,438
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	274,671	[b]	280,749
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	1,687,775	[b]	1,727,485
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	939,489	[b]	962,495
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	1,154,422	[b]	1,177,409
Federal Home Loan Mortgage Corp., REMIC, Ser. 4221, Cl. BZ	6.50	10/15/2032	535,422	[b]	566,475
Federal Home Loan Mortgage Corp., REMIC, Ser. 4265, Cl. DA	4.00	6/15/2026	1,175,145	[b]	1,186,095
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	271,377	[b]	283,044
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	283,929	[b]	290,387
Federal Home Loan Mortgage Corp., REMIC, Ser. 4338, Cl. VA	4.25	7/15/2025	1,705,050	[b]	1,754,070
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	425,188	[b]	442,435

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 14.3% (continued)
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	132,300	[b]	138,109
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	1,928	[b]	1,954
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	1,230,691	[b]	1,281,387
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/25/2025	155,948	[b]	156,645
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	477,736	[b]	488,541
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	233,715	[b]	235,336
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	118,247	[b]	119,067
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	630,809	[b]	664,578
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	138,094	[b]	140,465
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	1,442,987	[b]	1,474,408
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	385,471	[b]	396,558
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	1,345,151	[b]	1,372,632
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	210,822	[b]	214,834
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	474,891	[b]	496,508
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	435,841	[b]	449,443
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	1,307,897	[b]	1,332,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 14.3% (continued)
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	618,297	[b]	647,047
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	682,913	[b]	694,516
Federal National Mortgage Association, REMIC, Ser. 2017-9 Cl. HA	3.00	12/25/2042	1,730,248	[b]	1,770,299
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	714,940		762,835
Government National Mortgage Association, Ser. 2015-159, CI. EW	2.50	5/20/2041	21,206		21,245
				32,672,781
U.S. Government Agencies Collateralized Municipal-Backed Securities - 17.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	2,636,470	[b]	2,661,342
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K025, Cl. A1	1.88	4/25/2022	138,828	[b]	139,253
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	1,981,946	[b]	2,031,856
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KJ05, Cl. A2	2.16	10/25/2021	1,604,606	[b]	1,611,301
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,836,600	[b]	1,921,832
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	2,529,797	[b]	2,623,757
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	2,355,946	[b]	2,462,978
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A5F	1.78	9/25/2021	472,880	[b]	473,820

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 17.6% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB23, Cl. A5F	1.73	9/25/2021	1,349,304	[b]	1,350,221
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	714,337	[b]	732,311
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB26, Cl. A5F	2.34	12/25/2021	794,799	[b]	799,626
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB35, Cl. A5F	2.25	6/25/2022	996,088	[b]	1,012,525
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	3.03	4/25/2023	2,394,444	[b]	2,468,674
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	2,202,767	[b]	2,286,216
Federal National Mortgage Association, ACES, Ser. 2011-M8, Cl. A2	2.92	8/25/2021	238,363	[b]	238,999
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	0.44	1/25/2023	1,672,808	[b,c]	1,674,862
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	3.11	7/25/2023	2,100,689	[b]	2,208,712
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	421,942	[b]	451,154
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.49	1/25/2024	1,492,951	[b]	1,594,481
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	1,891,103	[b]	1,907,994
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	1,853,713	[b]	1,865,761
Government National Mortgage Association, Ser. 2012-142, Cl. A	1.11	5/16/2037	6,697		6,696
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	1,063,438		1,070,248
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.07	2/16/2025	1,072,948		1,116,904
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	229,488		231,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 17.6% (continued)
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/16/2035	1,324,611		1,325,518
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/16/2046	1,082,082		1,086,075
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.92	12/16/2046	1,687,547		1,755,200
Government National Mortgage Association, Ser. 2018-162, Cl. AC	3.25	9/16/2048	1,208,845		1,246,558
				40,355,988
U.S. Government Agencies Mortgage-Backed - 22.6%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			3,464,816	[b]	3,637,909
3.00%, 9/1/2026-7/1/2029			2,976,792	[b]	3,147,247
3.50%, 10/1/2026-5/1/2027			1,204,702	[b]	1,275,422
4.00%, 10/1/2025-6/1/2026			1,372,090	[b]	1,460,400
4.50%, 11/1/2024-2/1/2034			1,176,843	[b]	1,259,980
Federal National Mortgage Association:
1.88%, 9/1/2023			1,811,483	[b]	1,864,726
1.94%, 11/1/2022			283,471	[b]	286,628
2.16%, 1/1/2023			2,454,212	[b]	2,510,825
2.18%, 3/1/2022			1,000,000	[b]	1,012,670
2.25%, 1/1/2024			1,387,375	[b]	1,420,745
2.31%, 8/1/2022			964,806	[b]	978,907
2.36%, 12/1/2022			1,324,909	[b]	1,353,376
2.38%, 3/1/2023			2,736,540	[b]	2,821,065
2.44%, 8/1/2022			1,207,130	[b]	1,225,933
2.50%, 11/1/2026-9/1/2027			3,278,436	[b]	3,436,682
2.55%, 9/1/2022			1,874,865	[b]	1,909,200
2.72%, 3/1/2024			2,000,000	[b]	2,116,277
2.74%, 10/1/2022			1,500,000	[b]	1,539,066
2.78%, 3/1/2022			2,273,973	[b]	2,292,709
2.88%, 6/1/2024			939,430	[b]	967,151
3.00%, 11/1/2026-9/1/2027			1,546,195	[b]	1,630,435
3.09%, 8/1/2023			1,000,000	[b]	1,052,988
3.34%, 1/1/2022			702,444	[b]	704,170
3.50%, 8/1/2026-9/1/2032			3,232,408	[b]	3,453,815
4.00%, 5/1/2029-3/1/2034			3,659,966	[b]	3,892,815
4.50%, 11/1/2022			26	[b]	28
5.00%, 3/1/2027			834,689	[b]	869,507
5.10%, 10/1/2024			714,567	[b]	796,461
6.00%, 8/1/2022			34,229	[b]	34,446
Government National Mortgage Association I:
4.00%, 8/15/2024-7/15/2027			862,544		917,540

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Mortgage-Backed - 22.6% (continued)
Government National Mortgage Association II:
3.00%, 4/20/2027			650,610	680,157
3.50%, 3/20/2026			271,103	290,042
4.50%, 7/20/2024-5/20/2025			846,471	901,780
				51,741,102
U.S. Government Agencies Obligations - .9%
Federal Home Loan Bank, Bonds	0.57	9/30/2024	2,000,000	2,000,080
U.S. Treasury Securities - 36.2%
U.S. Treasury Notes	0.13	5/31/2023	4,500,000	4,498,418
U.S. Treasury Notes	0.13	12/15/2023	10,000,000	9,977,930
U.S. Treasury Notes	0.13	10/15/2023	2,000,000	1,997,227
U.S. Treasury Notes	0.13	1/15/2024	2,500,000	2,493,115
U.S. Treasury Notes	0.13	2/15/2024	10,000,000	[d] 9,970,117
U.S. Treasury Notes	0.13	1/31/2023	1,250,000	1,250,098
U.S. Treasury Notes	0.13	9/15/2023	6,750,000	6,741,562
U.S. Treasury Notes	0.13	5/15/2023	5,000,000	4,998,730
U.S. Treasury Notes	0.25	4/15/2023	7,000,000	7,015,723
U.S. Treasury Notes	0.25	6/15/2023	5,750,000	5,761,343
U.S. Treasury Notes	0.25	11/15/2023	8,000,000	8,010,938
U.S. Treasury Notes	0.50	3/15/2023	6,000,000	6,040,430
U.S. Treasury Notes	1.25	8/31/2024	5,750,000	5,913,740
U.S. Treasury Notes	1.63	10/31/2023	8,000,000	8,275,625
				82,944,996
Total Bonds and Notes (cost $225,059,004)			226,399,337
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,167,302)	0.04		7,167,302	[e] 7,167,302

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $181,789)	0.01		181,789	[e] 181,789
Total Investments (cost $232,408,095)			102.1%	233,748,428
Liabilities, Less Cash and Receivables			(2.1%)	(4,866,996)
Net Assets			100.0%	228,881,432

ACES—Alternative Credit Enhancement Securities

STATEMENT OF INVESTMENTS (Unaudited) (continued)

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $9,970,117 and the value of the collateral was $10,168,578, consisting of cash collateral of $181,789 and U.S. Government & Agency securities valued at $9,986,789.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Investment Companies	7,349,091	-	-	7,349,091
Municipal Securities	-	16,684,390	-	16,684,390
U.S. Government Agencies Collateralized Mortgage Obligations	-	32,672,781	-	32,672,781
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	40,355,988	-	40,355,988
U.S. Government Agencies Mortgage-Backed	-	51,741,102	-	51,741,102
U.S. Government Agencies Obligations	-	2,000,080	-	2,000,080
U.S. Treasury Securities	-	82,944,996	-	82,944,996

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $1,340,333, consisting of $1,830,426 gross unrealized appreciation and $490,093 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.